Equity-accounted investees	12 Months Ended
Dec. 31, 2022
Equity-accounted investees
Equity-accounted investees

16. Equity-accounted investees

16.1 NSoft Group

Prior to April 28 2022, the Group held 40% of the shares of NSoft (consisting of NSoft, STARK Solutions d.o.o. and N-Soft Solutions d.o.o.). On April 29, 2022, the Group acquired an additional 30% in NSoft, increasing its ownership to 70%. Following this transaction, the members of NSoft became consolidated subsidiaries of the Group (refer to Note 3). The Group recognized a share of loss in of €97 in its consolidated statement of profit and loss from comprehensive income as part of Share of loss of equity-accounted investees.

16.2 Bayes Esports

In the fourth quarter of 2018, Bayes Esports Solutions GmbH (“Bayes Esports”), Berlin, Germany, was founded by Dojo Madness GmbH (“Dojo Madness”), Berlin, and Sportradar. Started in 2019, Bayes Esports focuses on the development, marketing, operation and provision of e-sports data services and products covering professional sports leagues to business customers. This investment is classified as an associate and as of December 31, 2019, the Group holds a 45% equity ownership with voting rights.

In 2020, the Group’s equity interest in Bayes Esports was diluted by 2.4%, as a result of an additional equity contribution of €1,250 by Dojo Madness. As of December 31, 2020, the Group held a 42.6% equity ownership in Bayes Esports. No changes in ownership occurred during 2021 or 2022.

Since 2021, the Group ceased to recognize its share of investee’s losses once it has reduced its investment to zero.

16.3 SportTech AG

In December 2021, SportTech AG (“SportTech), a Swiss holding company, was founded by Ringier AG (“Ringier”), Sports Digital Ventures Ltd and Sportradar. The objective and purpose of SportTech is to bring together the sports data and digital sports content expertise of Sportradar and the media platforms of Ringier to bring sports closer to fans in emerging markets in Africa. To achieve this objective, Ringier, Sportradar and two minority shareholders completed a transaction on August 4, 2022 pursuant to which (i) Ringier contributed by way of a separate contribution agreement all shares in Pulse Africa Holding AG (“Pulse”), (ii) Sportradar contributed by way of separate contribution agreements all shares in BetTech based on an enterprise value of €10.0 million, as well as certain cash payments totalling €27.9 million, and (iii) the minority shareholders contributed cash into SportTech. In order for Sportradar to contribute BetTech to SportTech, immediately prior to the contribution, Sportradar entered into an agreement to acquire 100% of shares in BetTech from Carsten Koerl, the Company’s Chief Executive Officer, and minority shareholders (refer to note 3). Sportradar’s acquisition of BetTech is an acquisition under common control and related party transaction (refer to note 28). The Group’s acquisition of BetTech and subsequent contribution to SportTech, and Ringier’s contribution of Pulse to SportTech were simultaneously closed on August 4, 2022. The Group recorded a €3.0 million gain upon contribution of BetTech as part of additional paid-in capital for the year ended December 31, 2022.

The Group’s investment in SportTech is classified as an investment in associate. As of December 31, 2022, the Group holds a 49% equity ownership with voting rights in SportTech. Ringier and the minority shareholders hold the remaining 51% ownership of SportTech.

The following table summarizes the financial information of SportTech as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group’s interest in SportTech. The information in the table represents the period from August 4, 2022 to December 31, 2022, because August 4, 2022 is the date which Sportradar and Ringer completed their respective contributions to SportTech (refer to above).

	August 4,	December 31,
in €‘000	2022	2022
Current assets, including cash and cash equivalents	17,247	13,314
Non-current assets	1,925	1,970
Brand name	12,649	11,945
Technology	8,591	7,760
Goodwill	41,323	40,379
Liabilities	(1,363)	(3,351)
Deferred tax liabilities	(3,080)	(2,858)
Net assets (100%)	77,292	69,159
Group’s share net assets (49%)	37,873	33,888
Carrying amount of interest in associate	37,873	33,888
Revenue (100%)		1,514
Loss from operations (100%)		(8,133)
Group’s share of loss from operations (49%)		(3,985)

16.4 Impairment

The Group reviews the carrying amount of its investments in equity-accounted investees for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

As a result of the COVID-19 pandemic, during 2020 the Group’s former associate (see note 16.1), NSoft, suffered a significant decrease in revenues. The Group performed an impairment test by comparing the carrying value of its investment in NSoft to its recoverable amount, which was its value in use. The estimate of value in use was determined using a pre-tax discount rate of 14.5% and a terminal value growth rate of 1.0%. As of December 31, 2020, the recoverable amount of €8,287 was below its carrying amount of €12,865, and thus the Group recorded an impairment loss of €4,578. This is shown as impairment loss on equity-accounted investees in the consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2020.

For the year ended December 31, 2021, no changes in NSoft ownership occurred and no impairment triggers were identified given the positive development in the business. The Group did not identify any impairment reversal as of that day. Up to the date of acquisition of additional interest in NSoft, (see note 3) no impairment triggers were identified. As of December 31, 2022, NSoft is no longer accounted for under the equity-method of accounting (see note 16.1).

For the year ended December 31, 2022, no impairment triggers were identified for SportTech AG.